Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	¥ 166,856	¥ 153,180
Additions	21,283	15,708
Disposals	(4,892)	(1,024)
Transfer from advanced payments on acquisition of aircraft (note 21)	11,520	15,079
Transfer from investment properties (note 18)	18	9
Transfer to investment properties (note 18)	(386)	(2)
Assets included in assets classified as held for sale	(13)	(2)
Transfer to other non-current assets		(327)
Transfer from/(to) other non-current assets	349
Depreciation provided during the year	(14,616)	(13,367)
Disposal of a subsidiary (note 46)		(2,019)
Impairment	(15)	(379)	¥ (29)
Accumulated depreciation and impairment	180,104	166,856	153,180
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	237,546	215,640
Accumulated depreciation and impairment	254,362	237,546	215,640
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(70,690)	(62,460)
Accumulated depreciation and impairment	(74,258)	(70,690)	(62,460)
Aircrafts, engines and flight equipment, owned [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	68,994	64,739
Additions	6,057	3,659
Disposals	(3,304)	(656)
Transfer from advanced payments on acquisition of aircraft (note 21)	824	1,701
Assets included in assets classified as held for sale	(13)
Depreciation provided during the year	(6,817)	(6,154)
Disposal of a subsidiary (note 46)		(199)
Impairment	(15)	(379)
Transfers	2,820	6,283
Accumulated depreciation and impairment	68,546	68,994	64,739
Aircrafts, engines and flight equipment, owned [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	111,297	99,653
Accumulated depreciation and impairment	111,968	111,297	99,653
Aircrafts, engines and flight equipment, owned [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(42,303)	(34,914)
Accumulated depreciation and impairment	(43,422)	(42,303)	(34,914)
Aircrafts, engines and flight equipment, held under finance leases [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	84,760	77,174
Additions	9,821	8,277
Disposals	(1,332)	(264)
Transfer from advanced payments on acquisition of aircraft (note 21)	10,696	13,378
Depreciation provided during the year	(6,690)	(6,302)
Disposal of a subsidiary (note 46)		(1,220)
Transfers	(2,820)	(6,283)
Accumulated depreciation and impairment	94,435	84,760	77,174
Aircrafts, engines and flight equipment, held under finance leases [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	105,801	97,064
Accumulated depreciation and impairment	117,824	105,801	97,064
Aircrafts, engines and flight equipment, held under finance leases [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(21,041)	(19,890)
Accumulated depreciation and impairment	(23,389)	(21,041)	(19,890)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,478	5,874
Additions	32	276
Disposals	(202)	(1)
Transfer from construction in progress	2,909	1,019
Transfer from investment properties (note 18)	18	9
Transfer to investment properties (note 18)	(386)	(2)
Depreciation provided during the year	(318)	(298)
Disposal of a subsidiary (note 46)		(375)
Transfers	(1)	(24)
Accumulated depreciation and impairment	8,530	6,478	5,874
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,809	8,324
Accumulated depreciation and impairment	10,689	8,809	8,324
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,331)	(2,450)
Accumulated depreciation and impairment	(2,159)	(2,331)	(2,450)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,919	2,995
Additions	1,192	808
Disposals	(54)	(103)
Transfer from construction in progress	548	18
Assets included in assets classified as held for sale		(2)
Transfer from/(to) other non-current assets	359
Depreciation provided during the year	(791)	(613)
Disposal of a subsidiary (note 46)		(208)
Transfers	1	24
Accumulated depreciation and impairment	4,174	2,919	2,995
Other property, plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,934	8,201
Accumulated depreciation and impairment	9,462	7,934	8,201
Other property, plant and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,015)	(5,206)
Accumulated depreciation and impairment	(5,288)	(5,015)	(5,206)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,705	2,398
Additions	4,181	2,688
Transfer from construction in progress	(3,457)	(1,037)
Transfer to other non-current assets		(327)
Transfer from/(to) other non-current assets	(10)
Disposal of a subsidiary (note 46)		(17)
Accumulated depreciation and impairment	4,419	3,705	2,398
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,705	2,398
Accumulated depreciation and impairment	¥ 4,419	¥ 3,705	¥ 2,398